Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule ii – Valuation and Qualifying Accounts

(for the years ended December 31, 2012, 2013 and 2014)

		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at end of Period
	A$	A$	A$	A$	A$

Year ended December 31, 2012
Deferred income tax valuation allowance	18,356,448	3,719,704	(38,142)	0	22,038,010

Year ended December 31, 2013
Deferred income tax valuation allowance	22,038,010	(306,984)	1,682,287	0	23,413,313

Year ended December 31, 2014
Deferred income tax valuation allowance	23,413,313	477,361	(6,854,223)	0	17,036,451